Going concern - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Texts Block [Abstract]
Equity	$ 6,343	$ 6,468	$ 6,391	$ 6,657
Net Loss After Tax	184
Deposits with banks and financial institutions	$ 4,861